Business And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Business And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Deferred Debt Issuance Costs

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$48,515	$48,515	$50,520
Costs associated with the issuance of long-term debt	75,149	—	—
Write-offs, primarily in connection with a debt refinancing (see Note 2)	(56,463)	—	(444)
Repurchases of convertible debt securities	—	—	(1,561)

Balances at the end of the year	$67,201	$48,515	$48,515

Schedule Of Estimated Costs Of Uncompensated Patient Care

	Years Ended December 31,
	2011	2010	2009

Charity and indigent care foregone/unrecognized revenue (based on established rates)	$91,927	$88,797	$79,459
Uninsured self-pay patient discounts	939,763	789,370	641,911
Provision for doubtful accounts	716,856	624,753	553,639

	1,748,546	1,502,920	1,275,009
Cost-to-charge ratio	21.8%	22.3%	22.1%

Estimated costs of uncompensated patient care	$381,183	$335,151	$281,777